PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 7. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

Property, equipment and leasehold improvements at cost, less accumulated depreciation, at March 31, 2015 and December 31, 2014 consisted of the following:

	March 31,	December 31,
	2015	2014
Furniture	$53,790	$53,790
Equipment	2,403,245	2,367,605
Leasehold improvements	3,475,814	3,468,243
Subtotal	5,932,849	5,889,638
Less accumulated depreciation	(591,978)	(442,895)
Total	$5,340,871	$5,446,743

Depreciation expense related to property and equipment for the three months ended March 31, 2015 was $392,883 and for the year ended December 31, 2014 was $9,211.

Property, equipment and leasehold improvements at cost, less accumulated depreciation, at December 31, 2014 and December 31, 2013 consisted of the following:

	December 31,	December 31,
	2014	2013
Furniture	$53,790	$31,539
Equipment	2,367,605	26,022
Leasehold improvements	3,468,243	10,400
Subtotal	5,889,638	67,961
Less accumulated depreciation	(442,895)	(46,592)
Total	$5,446,743	$21,369

Depreciation expense related to property and equipment for the year ended December 31, 2014 was $392,883 and for the year ended December 31, 2013 was $9,211.